Schedule of deferred tax assets and liabilities (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 426
Net operating loss carryforwards		544,385	502,382
Lease liabilities		20,574	41
Less: valuation allowance	[1]	(545,099)	(502,382)
Total deferred tax assets, net		20,286	41
Right of use assets		(20,286)	(41)
Total deferred tax liabilities		(20,286)	(41)
Deferred tax assets/liabilities, net

[1]	The valuation allowance on all deferred tax assets increased by $